Subsequent Events (Details) - Subsequent Event	Apr. 13, 2021 USD ($)	Feb. 01, 2021 USD ($) facility $ / shares	Apr. 29, 2021 USD ($)
Subsequent Event [Line Items]
Common stock, par value (in dollars per share) | $ / shares		$ 0
Verint Systems Inc
Subsequent Event [Line Items]
Common stock, par value (in dollars per share) | $ / shares		$ 0.001
Spin-off transaction, conversion ratio		1
Revolving Credit Facility | Line of Credit
Subsequent Event [Line Items]
Number of credit facilities | facility		2
Maximum borrowing capacity (up to)		$ 100,000,000.0
Debt instrument, term		3 years
Commitment fee percentage		0.40%
Amounts outstanding			$ 0
Revolving Credit Facility | Line of Credit | London Interbank Offered Rate (LIBOR) | Minimum
Subsequent Event [Line Items]
Basis spread on variable rate		1.55%
Revolving Credit Facility | Line of Credit | London Interbank Offered Rate (LIBOR) | Maximum
Subsequent Event [Line Items]
Basis spread on variable rate		1.65%
Former Parent
Subsequent Event [Line Items]
Payments of dividends	$ 35,000,000.0